Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Schedule of Changes in Asset Retirement Obligations

The following shows the changes in the asset retirement obligations:

years ended December 31:

(add 000)	2015	2014
Balance at beginning of year	$70,422	$48,727
Accretion expense	3,336	2,818
Liabilities incurred and assumed in business combinations	14,735	20,984
Liabilities settled	(4,490)	(2,061)
Revisions in estimated cash flows	5,601	(46)
Balance at end of year	$89,604	$70,422

Schedule of Contractual Purchase Commitments	The Corporation’s contractual purchase commitments as of December 31, 2015 are as follows: (add 000)
2016	$155,525
2017	6,457
2018	1,361
2019	451
2020	451
Thereafter	1,575
Total	$165,820